Consolidated Statements Comprehensive Income (Loss) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net income (loss) for the year	R$ 27,393,837	R$ (4,027,661)	R$ (15,679,742)
Other comprehensive income (loss)
Foreign currency translation adjustments	(110,098)	165,713	(1,176,359)
Decrease of interest shares in subsidiary		(374,130)
Foreign currency translation adjustments, net	(110,098)	(208,417)	(1,176,359)
Pension and other postretirement benefit plans:
Net actuarial loss from continuing operations	(918,782)	(130,846)	(120,357)
Less amortization of prior service cost and actuarial loss included in net periodic pension cost			(755)
Pension and other postretirement benefit plans	(918,782)	(130,846)	(121,112)
Changes in effective portion of the fair value of hedging financial instrument			546,253
Less reclassification adjustment for gains included in net income (loss)			64,360
Fair value hedging financial instruments			610,613
Income tax effect on other comprehensive income (loss):
Pension and other postretirement benefit plans	312,386	32,157
Other comprehensive income, tax	312,386	32,157
Other comprehensive loss	26,677,343	(4,334,767)	(16,366,600)
Less comprehensive income (loss) attributable to non-controlling interest	(49,966)	(64,153)	(399,551)
Net comprehensive income (loss) attributable to controlling shareholders	R$ 26,727,309	R$ (4,270,614)	R$ (15,967,049)